Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Summary of Accounts Receivable, Net
Accounts receivable, net, consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Accounts receivable	41,965	173,197	26,543
Allowance for doubtful accounts	(862)	(10,051)	(1,540)

	41,103	163,146	25,003

Summary of Movements in Allowance for Doubtful Accounts
The movements in the allowance for doubtful accounts were:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Balance at beginning of the year	(392)	(862)	(132)
Additional provision charged to expense	(469)	(9,217)	(1,412)
Foreign currency translation	(1)	28	4

Balance at the end of the year	(862)	(10,051)	(1,540)